INTANGIBLE ASSETS – DIGITAL CURRENCY (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Digital currency expenses	$ 133,660
Commissions received	8,400
Impairment of intangible assets	34,570
Gain on sale of digital assets	47,875
Intangible assets, net	2,695
Digital Currency [Member]
Finite-Lived Intangible Assets [Line Items]
Acquire intangible assets	$ 114,650